NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2020
NEWBUILDINGS [Abstract]
Summary roll forward of new build information
Movements in the three years ended December 31, 2020 are summarized as follows:

(in thousands of $)
Balance at December 31, 2017	79,602
Additions, net, continuing basis	201,653
Transfer to Vessels and equipment, net	(230,596)
Interest capitalized, continuing basis	1,595
Balance at December 31, 2018	52,254
Additions, net, continuing basis	158,846
Transfer to Vessels and equipment, net	(166,121)
Interest capitalized, continuing basis	1,089
Balance at December 31, 2019	46,068
Additions, net, continuing basis	163,090
Transfer to Vessels and equipment, net	(162,221)
Interest capitalized, continuing basis	1,561
Balance at December 31, 2020	48,498

Newbuildings transferred to vessels and equipment
The following table sets forth certain details of our newbuildings delivered in the three years ended December 31, 2020:

(in thousands of $)
Vessel name	Vessel type	Date of delivery
Front Dynamic	VLCC	June 2020
Front Cruiser	Suezmax	May 2020

Front Discovery	VLCC	April 2019
Front Defender	VLCC	January 2019

Front Empire	VLCC	January 2018
Front Princess	VLCC	January 2018
Front Polaris	LR2/ Aframax	January 2018